Warrants - Narrative (Details)																						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 06, 2024 USD ($) $ / shares shares	Oct. 28, 2024 $ / shares shares	Sep. 04, 2024 shares	Sep. 03, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($) $ / shares shares	Jul. 26, 2024 USD ($) $ / shares shares	Jul. 13, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	Apr. 03, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 21, 2023 USD ($) $ / shares shares	Aug. 18, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	Jun. 12, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 01, 2023 $ / shares shares	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares shares	Sep. 11, 2022 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Dec. 16, 2016 USD ($)	Jan. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 10, 2024 $ / shares shares	Aug. 06, 2024 $ / shares	Feb. 27, 2024 shares	Feb. 07, 2024 shares	Feb. 27, 2023 shares	Feb. 15, 2023 shares	Feb. 07, 2023 shares	Aug. 25, 2022 USD ($) item shares	Feb. 28, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2020 shares	Nov. 09, 2016 $ / shares shares
Warrants
Maximum number of warrants issued to purchase common stock in future | $										$ 1,000,000.00													$ 1,000,000.00			$ 1,000,000.00		$ 1,000,000.00
Percentage of discount of future issuance of preferred stock																										20.00%		20.00%
Fair value of warrants | $										$ 250,000											$ 50,000		$ 250,000			$ 250,000		$ 250,000
Proceeds from issuance of Common Stock warrants | $																												$ 0	$ 667,290
Number of warrants exercised for issuance of shares (in shares)										429,749													1,419,430		97,675	1,419,430		429,749	97,675											428
Warrant liabilities | $										$ 256,536													$ 250,694		$ 261,569	$ 250,694		$ 256,536	$ 261,569
Change in fair value of warrant liability | $																							(974)	$ 2,142		(5,842)	$ (3,473)	$ (5,033)	$ (113,125)
Exercise price of warrants (in dollars per share) | $ / shares																			$ 132.75												$ 1.00
Deemed dividend | $																							$ 1,939,439	$ 0		$ 1,939,439	0
Number of warrants cancelled (in shares)																			26,000
Common stock, shares issued (in shares)										613,206													1,254,650		327,389	1,254,650		613,206	327,389
Common stock, par value (in dollars per share) | $ / shares										$ 0.01													$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Shares issued upon exercise of warrants (in shares)											104,889		47,132			85,314
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $																										$ 3,985,795	$ 7,464,312	$ 7,464,312	$ 983,195
Investors exercised
Warrants
Proceeds from issuance of Common Stock warrants | $																									$ 57,000
Number of warrants exercised for issuance of shares (in shares)																									190				190
Exercise price of warrants (in dollars per share) | $ / shares																									$ 300.00				$ 300.00
Institutional Investor
Warrants
Proceeds from issuance of Common Stock warrants | $												$ 621,000,000
Number of warrants exercised for issuance of shares (in shares)												18,000
Exercise price of warrants (in dollars per share) | $ / shares												$ 34.50
Warrants exercised (in shares)										7,112																		7,112
September 14, 2022
Warrants
Number of warrants exercised for issuance of shares (in shares)										0															26,000			0	26,000
Exercise price of warrants (in dollars per share) | $ / shares										$ 20.10																		$ 20.10
April 18, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)										51,689													0		0	0		51,689	0
Exercise price of warrants (in dollars per share) | $ / shares										$ 20.10													$ 20.10			$ 20.10		$ 20.10
Warrants, held in abeyance (in shares)										51,689																		51,689
Pre Funded Warrants
Warrants
Proceeds from issuance of Common Stock warrants | $					$ 0	$ 0		$ 0
Exercise price of warrants (in dollars per share) | $ / shares					$ 0.00	$ 0.00		$ 0.00					$ 0.015	$ 0.015
Shares issued upon exercise of warrants (in shares)													14,734	21,487
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $													$ 221	$ 322
Warrants exercised (in shares)					10,588	53,273		36,140					14,734	21,487
December 21, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)										240,000													192,869		0	192,869		240,000	0
Exercise price of warrants (in dollars per share) | $ / shares										$ 20.10													$ 4.80			$ 4.80		$ 20.10
Warrants exercised (in shares)											(7,112)
June 5, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)										85,314													0		0	0		85,314	0
Exercise price of warrants (in dollars per share) | $ / shares										$ 20.10													$ 4.80			$ 4.80		$ 20.10
Warrants, held in abeyance (in shares)										7,112																		7,112
April 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													0			0		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 14.55			$ 14.55
April 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													0			0		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 15.90			$ 15.90
September 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													95,494			95,494		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.80			$ 4.80
September 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													636,404			636,404		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.80			$ 4.80
September 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													190,987			190,987		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.80			$ 4.80
September 10, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)										0													250,930			250,930		0
Exercise price of warrants (in dollars per share) | $ / shares																							$ 3.45			$ 3.45				$ 3.41
Warrants to purchase shares of common stock agreed to issue and sell (in shares)																														250,930
Regulation CF, D, and S Common Stock And Warrant Offering
Warrants
Number of warrants exercised for issuance of shares (in shares)																																						1,028	18,107
Private Placement | Promissory Note Payable Within Three Trading Days of Effective Resale Registration Statement
Warrants
Sale of Stock, Consideration Received on Transaction | $							$ 1,000,000
Private Placement | Promissory Note Payable August 31 2024
Warrants
Sale of Stock, Consideration Received on Transaction | $							500,000
Private Placement | Promissory Note Payable July 31, 2024
Warrants
Sale of Stock, Consideration Received on Transaction | $							$ 500,000
Notice to Exercise | April 18, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)										53,200																		53,200
Securities Purchase Agreement With Armistice Capital Master Fund Ltd. | Private Placement
Warrants
Number of warrants exercised for issuance of shares (in shares)																			13,000
Securities purchase agreement
Warrants
Number of warrants exercised for issuance of shares (in shares)													14,734	21,487	36,220		67,330
Exercise price of warrants (in dollars per share) | $ / shares													$ 0.015	$ 0.015
Number of shares agreed to issue and sell (in shares)														21,487	49,094		37,559
Common stock, par value (in dollars per share) | $ / shares															$ 34.50		$ 49.50
Share issue price (in dollars per share) | $ / shares															34.50		$ 49.50
Price per warrant (in dollars per share) | $ / shares															$ 34.485
Shares issued upon exercise of warrants (in shares)															49,094		104,889
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $													$ 14,734	$ 322	$ 1,693,720		$ 1,859,154
Proceeds from warrant exercises | $													$ 221		1,249,047		3,332,835
Proceeds from offering after deducting placement fee and legal expense | $															2,686,773		4,778,550
Placement fee | $															205,994		363,439
Legal expense | $															$ 50,000		$ 50,000
Securities purchase agreement | Private Placement
Warrants
Payments of Stock Issuance Costs | $									$ 245,520
Exercise price of warrants (in dollars per share) | $ / shares											$ 34.50					$ 34.50		$ 49.50
Sale of stock, number of shares issued in transaction (in shares)									33,333
Sale of Stock, Consideration Received on Transaction | $									$ 1,936,000
Shares issued upon exercise of warrants (in shares)																85,314		104,889
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees | $									$ 1,690,480
Class Of Warrant Or Right, Payment For Number Of Securities Terminated | $				$ 1,650,000
Securities purchase agreement | Private Placement | Warrant A
Warrants
Number of warrants exercised for issuance of shares (in shares)									100,001
Sale of stock, price per share (in dollars per share) | $ / shares									$ 14.52
Securities purchase agreement | Private Placement | Warrant B
Warrants
Number of warrants exercised for issuance of shares (in shares)				133,334					133,334
Sale of stock, price per share (in dollars per share) | $ / shares									$ 14.52
Securities purchase agreement | Private Placement | Warrant C
Warrants
Number of warrants exercised for issuance of shares (in shares)				106,667					106,667
Sale of stock, price per share (in dollars per share) | $ / shares									$ 15.90
Securities purchase agreement | Private Placement | April 18, 2023
Warrants
Proceeds from issuance of Common Stock warrants | $											$ 2,108,262
Common stock, par value (in dollars per share) | $ / shares											$ 20.10
Shares issued upon exercise of warrants (in shares)											104,889
Securities purchase agreement | Private Placement | December 21, 2023
Warrants
Shares issued upon exercise of warrants (in shares)											85,314
Securities purchase agreement | Private Placement | June 5, 2023
Warrants
Proceeds from issuance of Common Stock warrants | $											$ 142,938
Common stock, par value (in dollars per share) | $ / shares											$ 20.10
Securities purchase agreement | Private Placement | September 3, 2024
Warrants
Exercise price of warrants (in dollars per share) | $ / shares				$ 4.8345
Warrant expiration period				5 years
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Warrants to purchase shares of common stock agreed to issue and sell (in shares)				190,987																			190,987			190,987
Securities purchase agreement | Registered direct offering
Warrants
Exercise price of warrants (in dollars per share) | $ / shares																$ 0.015		$ 0.015
Number of shares agreed to issue and sell (in shares)																49,094		37,559
Common stock, par value (in dollars per share) | $ / shares											0.01					$ 0.01		$ 0.01
Share issue price (in dollars per share) | $ / shares											34.50					$ 34.50		$ 49.50
Warrants to purchase shares of common stock agreed to issue and sell (in shares)																36,220		67,330
Price per warrant (in dollars per share) | $ / shares											$ 49.50				$ 34.485	$ 34.485		$ 49.485
Securities purchase agreement | Registered direct offering | September 3, 2024
Warrants
Sale of stock, price per share (in dollars per share) | $ / shares				$ 4.8195
Sale of stock, number of shares issued in transaction (in shares)				95,494
Sale of Stock, Consideration Received on Transaction | $				$ 460,230
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Securities purchase agreement | Registered direct offering | September 3, 2024 | Subsequent Events
Warrants
Proceeds from issuance of Common Stock warrants | $	$ 1,432
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.015
Sale of stock, number of shares issued in transaction (in shares)	95,494
Warrant inducement agreement | December 21, 2023
Warrants
Shares expected to be exercised (in shares)				240,000
Warrant inducement agreement | June 5, 2023
Warrants
Shares expected to be exercised (in shares)				78,202
Shares issued upon exercise of warrants (in shares)			78,202
Warrant inducement agreement | September 3, 2024
Warrants
Number of warrants exercised for issuance of shares (in shares)				636,404
Exercise price of warrants (in dollars per share) | $ / shares				$ 4.835
Deemed dividend | $				$ 1,940,000
Warrant expiration period				5 years
Warrants to purchase shares of common stock agreed to issue and sell (in shares)				636,404
Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants | $											$ 160,800									$ 3,260,000
Number of warrants exercised for issuance of shares (in shares)											8,000
Exercise price of warrants (in dollars per share) | $ / shares											$ 20.10
Armistice Capital Master Fund Ltd.
Warrants
Exercise price of warrants (in dollars per share) | $ / shares															$ 34.50
Armistice Capital Master Fund Ltd. | September 14, 2022
Warrants
Exercise price of warrants (in dollars per share) | $ / shares											20.10
Armistice Capital Master Fund Ltd. | April 18, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares											20.10
Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares				$ 4.835							$ 20.10
Warrants exercised (in shares)											120,000
Armistice Capital Master Fund Ltd. | June 5, 2023
Warrants
Exercise price of warrants (in dollars per share) | $ / shares				$ 4.8345							$ 20.10
Trusted Mail
Warrants
Cancellation of shares | $																						$ 100,000
Exchange of SAFEs for warrants | $																						$ 125,000
Trusted Mail | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Proceeds from issuance of Common Stock warrants | $																				$ 3,260,000
Common Class A
Warrants
Maximum number of warrants issued to purchase common stock in future | $																			$ 1,511,250
Proceeds from issuance of Common Stock warrants | $																			$ 90,675		$ 50,000
Number of warrants exercised for issuance of shares (in shares)										18,928									26,000			62,141						18,928													5,342
Exercise price of warrants (in dollars per share) | $ / shares																						$ 120.00																			$ 46.80
Fair value of consideration received from warrants | $																						$ 300,000
Credited value over three years | $																						$ 100,000
Threshold period after which cashless exercise of warrants																												6 months
Common stock, shares issued (in shares)																																			13,736
Common Class A | Institutional Investor
Warrants
Number of warrants exercised for issuance of shares (in shares)																							192,869			192,869
Common stock, shares issued (in shares)												18,000
Common Class A | September 14, 2022
Warrants
Number of warrants exercised for issuance of shares (in shares)											8,000
Common stock, shares issued (in shares)											8,000
Common Class A | April 18, 2023
Warrants
Common stock, shares issued (in shares)										53,200																		53,200				30,356	21,334	30,356		21,334
Common Class A | Securities purchase agreement | Subsequent Events
Warrants
Sale of stock, price per share (in dollars per share) | $ / shares		$ 3.30
Sale of stock, number of shares issued in transaction (in shares)		90,910
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Common Class A | Securities purchase agreement | Private Placement
Warrants
Sale of stock, number of shares issued in transaction (in shares)							306,514
Common stock, par value (in dollars per share) | $ / shares							$ 0.01
Common Class A | Securities purchase agreement | Private Placement | December 21, 2023
Warrants
Shares issued upon exercise of warrants (in shares)											240,000
Percentage of shares issued											200.00%
Common Class A | Securities purchase agreement | Registered direct offering
Warrants
Common stock, par value (in dollars per share) | $ / shares									$ 0.01
Common Class A | Second Century Ventures, LLC
Warrants
Number of warrants exercised for issuance of shares (in shares)										34,974													34,974			34,974		34,974
Common Class A | Second Century Ventures, LLC | January 2020 Warrant Purchase Agreement
Warrants
Number of warrants exercised for issuance of shares (in shares)																				27,168
Exercise price of warrants (in dollars per share) | $ / shares																				$ 120.00
Common Class A | Armistice Capital Master Fund Ltd.
Warrants
Maximum number of warrants issued to purchase common stock in future | $															$ 897,000
Number of warrants exercised for issuance of shares (in shares)															26,000
Expiration period															5 years
Common Class A | Armistice Capital Master Fund Ltd. | September 14, 2022
Warrants
Maximum number of warrants issued to purchase common stock in future | $											$ 160,800
Common Class A | Armistice Capital Master Fund Ltd. | April 18, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $											$ 2,108,262
Number of warrants exercised for issuance of shares (in shares)											2,108,262
Common Class A | Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $				$ 1,160,280
Number of warrants exercised for issuance of shares (in shares)											8,000
Common Class A | Armistice Capital Master Fund Ltd. | June 5, 2023
Warrants
Maximum number of warrants issued to purchase common stock in future | $											$ 1,714,798
Common Class A | Armistice Capital Master Fund Ltd. | Notice to Exercise | December 21, 2023
Warrants
Number of warrants exercised for issuance of shares (in shares)											61,200
Common Class A | Trusted Mail
Warrants
Number of warrants exercised for issuance of shares (in shares)																						12,430
Fair Value of Warrant Liability
Warrants
Warrant liabilities | $										$ 7,000													$ 1,000			$ 1,000		$ 7,000
Change in fair value of warrant liability | $																										$ 6,000		$ 5,000	$ 12,000
CF Common stock
Warrants
Units refunded | $																																					$ 5,000,000
Number of investors refunded | item																																					2
Number of warrants cancelled (in shares)																																					17
Existing Warrants | Armistice Capital Master Fund Ltd. | December 21, 2023
Warrants
Warrants exercised (in shares)											58,800